CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Stockholders' equity
Share capital, par value (in dollars per share)	$ 1	$ 1
Share capital, shares authorized (in shares)	125,000,000	125,000,000
Share capital, shares issued (in shares)	79,125,000	79,125,000